MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Mineral Properties Acquired [Table Text Block]
	December 31,	December 31,	December 31,
	2015	2014	2013

Acquisition costs	$1,607,729	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	8,133	8,133	131,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$734,422	$734,422	$857,422